OTHER EXPENSES, NET - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Disclosure of other provisions [line items]
Indirect taxes		€ 5,593	€ 5,628
Miscellaneous expenses		6,237	9,152
Gains on disposals of property, plant and equipment		2,585	2,903
Rental income		1,747	1,569
Miscellaneous income		631	1,276
Provisions			15,469	€ 12,933
Sale price of group assets		€ 0	€ 0	37,130
Legal proceedings and disputes
Disclosure of other provisions [line items]
Provisions				8,822
Provision for disputes with suppliers, employees and other parties
Disclosure of other provisions [line items]
Provisions				4,111
Investment properties in Modena, Italy
Disclosure of other provisions [line items]
Gains on sale of group assets				€ 5,802
Sale price of group assets	€ 37,130
Net book value of assets and liabilities disposed of					€ 31,328